UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4718
Van Kampen Tax Free Money Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Tax Free Money Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date	9/30/08	Cost

	Municipal Bonds 85.9%
	7 Day Floaters 64.1%
$357	American Pub Energy Agy NE Gas Supply Rev Proj, Ser A	10/02/08	7.250%	$357,000
600	Broward Cnty, FL Ed Fac Auth City Coll Proj (LOC: Citibank)	10/02/08	8.000	600,000
655	Cary, NC Pub Impt	10/01/08	7.910	655,000
675	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser B-4	10/01/08	8.000	675,000
400	Dekalb Private Hosp Auth Egleston Children’s Hosp, Ser A (LOC: SunTrust Bank)	10/01/08	7.920	400,000
500	Delaware Vly, PA Regl Fin Auth Loc Govt Rev, Ser A (LOC: Bayerische Landesbank)	10/01/08	7.850	500,000
695	Derry Twp, PA Indl & Coml Dev Auth Hotel Tax Rev Arena Proj (LOC: PNC Bank)	10/02/08	8.250	695,000
600	Franklin Cnty, TN Hlth & Ed Fac Univ of the South (LOC: SunTrust Bank) (Acquired 02/03/00, Cost $600,000) (a)	10/01/08	7.900	600,000
900	Gwinnett Cnty, GA Wtr & Sew Auth Rev, Ser A	10/01/08	7.920	900,000
420	Illinois Hsg Dev Auth Multi-Family Rev Hsg Vlg Ctr Proj (LOC: Fifth Third Bank)	10/03/08	8.000	420,000
700	Kent Hosp Fin Auth MI Rev Metro Hosp Proj Rfdg, Ser B (LOC: Standard Federal Bank)	10/02/08	7.500	700,000

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date	9/30/08	Cost

	7 Day Floaters (continued)
$750	Maryland St Trans Auth Baltimore/Washington DC Arpt, Ser A (LOC: State Street Bank & Trust)	10/02/08	7.500%	$750,000
800	Massachusetts St Hlth & Ed Fac Auth Rev Partners Hlthcare Sys, Ser D-3	10/02/08	7.810	800,000
300	Met Govt Nashville & Davidson Cnty, TN H&E Fac Brd Rev Vanderbilt Univ, Ser A	10/02/08	7.750	300,000
500	New Hampshire Higher Ed & Hlth Fac Auth Rev Saint Pauls Sch Issue	10/02/08	8.270	500,000
900	North Carolina Ed Fac Fin Agy Rev Duke Univ Proj, Ser B	10/02/08	7.750	900,000
690	North Carolina Med Care Comm Hlth Sys Rev Mission Saint Josephs Rfdg	10/02/08	7.250	690,000
830	North Miami, FL Ed Fac Rev Miami Ctry Day Sch Proj (LOC: Bank of America)	10/02/08	7.270	830,000
200	Oak Forest, IL Rev Homewood Pool (LOC: Fifth Third Bank)	10/03/08	8.000	200,000
675	Palm Beach Cnty, FL Rev Henry Morrison Flagler Proj (LOC: Northern Trust)	10/02/08	7.540	675,000
700	Pennsylvania St Tpk Comm Rev, Ser A-2	10/01/08	7.920	700,000
615	Portland, OR Hsg Auth Rev New Mkt West Proj (LOC: Wells Fargo Bank)	10/02/08	8.050	615,000

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date	9/30/08	Cost

	7 Day Floaters (continued)
$600	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B	10/02/08	7.900%	$600,000
500	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B-2	10/01/08	7.840	500,000
500	Utah Cnty, UT Hosp Rev IHC Hlth Svc Inc, Ser B	10/02/08	7.980	500,000
600	Washington St Hsg Fin Comm Multi-Family Mtg Rev (LOC: Harris Trust & Savings Bank)	10/07/08	5.650	600,000

	Total 7 Day Floaters 64.1%			15,662,000

	Daily Variable Rate Securities 21.8%
415	Colorado Hlth Fac Auth Rev The Visiting Nurse Corp (LOC: Wells Fargo Bank)	10/01/08	5.500	415,000
800	Dade Cnty, FL Indl Dev Auth Exempt Fac Rev FL Pwr & Lt Co Rfdg	10/01/08	4.350	800,000
500	Harris Cnty, TX Hlth Fac Dev Corp Rev Methodist Hosp Sys, Ser A-1	10/01/08	4.250	500,000
300	Irvine, CA Impt Bd Act of 1915 Ltd Oblig Assmt 04-20, Ser B (LOC: KBC Bank NV)	10/01/08	4.250	300,000
800	Long Island Pwr Auth NY Elec Sys Rev, Ser 2B (LOC: Bayerische Landesbank)	10/01/08	5.000	800,000
500	New York City Fiscal 2008, Subser J-8 (LOC: Landesbank Baden- Wurttem)	10/01/08	4.250	500,000
500	New York City Transitional Fin Auth, Subser 2F	10/01/08	4.150	500,000

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date	9/30/08	Cost

	Daily Variable Rate Securities (continued)
$800	Southeast AL Gas Dist Rev Supply Proj, Ser A	10/01/08	4.500%	$800,000
700	Vermont Ed & Hlth Bldg Fin Agy Rev Gifford Med Ctr Proj, Ser A (LOC: Keybank)	10/01/08	7.050	700,000

	Total Daily Variable Rate Securities 21.8%			5,315,000

Total Investments 85.9% (b) (c)				20,977,000

Other Assets in Excess of Liabilities 14.1%				3,432,056

Net Assets 100.0%				$24,409,056

Percentages are calculated as a percentage of net assets.

(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.5% of net assets.

(b)	Securities include a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified dates. The yield shown represents the current yield earned by the Fund based on the most recent reset date. The maturity date shown represents the next put date.

(c)	At September 30, 2008, cost is identical for both book and federal income tax purposes.
LOC - Letter of Credit

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax Free Money Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 18, 2008